MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 72,987	$ 69,657
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	68,041	65,912
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,315	881
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,077	1,628
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,407	1,045
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 147	$ 191